Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO(1)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs(2)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return(3)	Net Loss (in thousands)
2024	$1,225,000	$1,225,000	$804,000	$804,000	$39	$(83,778)
2023	$1,225,000	$1,225,000	$804,000	$804,000	$100	$(62,599)
2022	$1,100,000	$1,100,000	$711,000	$711,000	$111	$(105,032)

(1)
The amounts listed as “compensation actually paid” have not, in fact, all been actually paid. The amounts listed include the PEO bonus for 2024 of $300,000, none of which has been paid. The amounts also include a bonus for 2023 of $300,000 that has been approved but only a portion has been paid.

The following table sets forth the adjustments made to the SCT total for each year represented in the pay versus performance table to arrive at “compensation actually paid” to our PEO, as computed in accordance with Item 402(v) of Regulation S-K:
SCT Total to CAP Reconciliation	2024	2023	2022
SCT Total for PEO	$1,225,000	$1,225,000	$1,100,000
(Less): Aggregate value for stock awards and option awards included in SCT Total for the covered fiscal year	—	—	—
Outstanding and unvested awards:
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	—	—	—
Add: Change in fair value as of fiscal year-end, compared to prior fiscal year-end, of awards granted in any prior fiscal year that are outstanding and unvested as of the end of the fiscal year	—	—	—
Awards granted and vesting in the same year:
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	—	—	—
Awards vesting in current fiscal year but granted in a prior fiscal year:
Add: Change in fair value as of vesting date, compared to prior fiscal year-end, of awards granted in any prior fiscal year for which all vesting conditions were satisfied at fiscal year-end or during the fiscal year	—	—	—
Compensation Actually Paid to PEO	$1,225,000	$1,225,000	$1,100,000

(2)
The amounts listed as “compensation actually paid” have not, in fact, all been actually paid. The amounts listed include the NEO bonuses for 2024 totaling $430,000 for Mr. Goldman and Dr. Bosch that have been approved but none of which has been paid. The amounts also included bonuses for 2023 totaling $430,000 for Mr. Goldman and Dr. Bosch that have been approved but of which only a portion has been paid for Mr. Goldman (Dr. Bosch’s bonus had been paid in full).

The following table sets forth the adjustments made to the SCT total for each year represented in the pay versus performance table to arrive at “compensation actually paid” to our non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K:
SCT Total to CAP Reconciliation	2024	2023	2022
Average SCT Total for Non-PEO NEOs	$804,000	$804,000	$711,000
(Less): Aggregate value for stock awards and option awards included in SCT Total for the covered fiscal year	—	—	—
Outstanding and unvested awards:
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	—	—	—
Add: Change in fair value as of fiscal year-end, compared to prior fiscal year-end, of awards granted in any prior fiscal year that are outstanding and unvested as of the end of the fiscal year	—	—	—
Awards granted and vesting in the same year:
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	—	—	—
Awards vesting in current fiscal year but granted in a prior fiscal year:
Add: Change in fair value as of vesting date, compared to prior fiscal year-end, of awards granted in any prior fiscal year for which all vesting conditions were satisfied at fiscal year-end or during the fiscal year	—	—	—
Compensation Actually Paid to Non-PEO NEOs	$804,000	$804,000	$711,000
(3)
The amounts reported represent the Total Shareholder Return for each applicable year calculated based on a fixed investment of $100 in the Company for the period starting December 31, 2021, through the end of the listed year on the same cumulative basis as is used in Item 201(e) of Regulation S-K. Historical stock performance is not necessarily indicative of future stock performance.

Named Executive Officers, Footnote	The amounts listed include the NEO bonuses for 2024 totaling $430,000 for Mr. Goldman and Dr. Bosch that have been approved but none of which has been paid.
PEO Total Compensation Amount	$ 1,225,000	$ 1,225,000	$ 1,100,000
PEO Actually Paid Compensation Amount	$ 1,225,000	1,225,000	1,100,000
Adjustment To PEO Compensation, Footnote
(1)
The amounts listed as “compensation actually paid” have not, in fact, all been actually paid. The amounts listed include the PEO bonus for 2024 of $300,000, none of which has been paid. The amounts also include a bonus for 2023 of $300,000 that has been approved but only a portion has been paid.

The following table sets forth the adjustments made to the SCT total for each year represented in the pay versus performance table to arrive at “compensation actually paid” to our PEO, as computed in accordance with Item 402(v) of Regulation S-K:
SCT Total to CAP Reconciliation	2024	2023	2022
SCT Total for PEO	$1,225,000	$1,225,000	$1,100,000
(Less): Aggregate value for stock awards and option awards included in SCT Total for the covered fiscal year	—	—	—
Outstanding and unvested awards:
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	—	—	—
Add: Change in fair value as of fiscal year-end, compared to prior fiscal year-end, of awards granted in any prior fiscal year that are outstanding and unvested as of the end of the fiscal year	—	—	—
Awards granted and vesting in the same year:
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	—	—	—
Awards vesting in current fiscal year but granted in a prior fiscal year:
Add: Change in fair value as of vesting date, compared to prior fiscal year-end, of awards granted in any prior fiscal year for which all vesting conditions were satisfied at fiscal year-end or during the fiscal year	—	—	—
Compensation Actually Paid to PEO	$1,225,000	$1,225,000	$1,100,000

Non-PEO NEO Average Total Compensation Amount	$ 804,000	804,000	711,000
Non-PEO NEO Average Compensation Actually Paid Amount	$ 804,000	804,000	711,000
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The amounts listed as “compensation actually paid” have not, in fact, all been actually paid. The amounts listed include the NEO bonuses for 2024 totaling $430,000 for Mr. Goldman and Dr. Bosch that have been approved but none of which has been paid. The amounts also included bonuses for 2023 totaling $430,000 for Mr. Goldman and Dr. Bosch that have been approved but of which only a portion has been paid for Mr. Goldman (Dr. Bosch’s bonus had been paid in full).

The following table sets forth the adjustments made to the SCT total for each year represented in the pay versus performance table to arrive at “compensation actually paid” to our non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K:
SCT Total to CAP Reconciliation	2024	2023	2022
Average SCT Total for Non-PEO NEOs	$804,000	$804,000	$711,000
(Less): Aggregate value for stock awards and option awards included in SCT Total for the covered fiscal year	—	—	—
Outstanding and unvested awards:
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	—	—	—
Add: Change in fair value as of fiscal year-end, compared to prior fiscal year-end, of awards granted in any prior fiscal year that are outstanding and unvested as of the end of the fiscal year	—	—	—
Awards granted and vesting in the same year:
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	—	—	—
Awards vesting in current fiscal year but granted in a prior fiscal year:
Add: Change in fair value as of vesting date, compared to prior fiscal year-end, of awards granted in any prior fiscal year for which all vesting conditions were satisfied at fiscal year-end or during the fiscal year	—	—	—
Compensation Actually Paid to Non-PEO NEOs	$804,000	$804,000	$711,000

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 39	100	111
Net Income (Loss)	$ (83,778,000)	(62,599,000)	(105,032,000)
PEO Name	Linda Powers
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount